OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                      Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


         Pioneer Research Fund
         Schedule Of Investments 9/30/05

Shares                                                         Value
         COMMON STOCKS - 94.8 %
         Energy - 9.9 %
         Integrated Oil & Gas - 6.6 %
18,357   ConocoPhillips                                     $ 1,283,338
10,883   Occidental Petroleum Corp.                             929,735
                                                            $ 2,213,073
         Oil & Gas Drilling - 1.3 %
 6,639   Noble Drilling Corp. *                             $   454,506
         Oil & Gas Equipment And Services - 1.3 %
 6,136   Weatherford Intl, Inc. * (b)                       $   421,298
         Oil & Gas Refining & Marketing - 0.7 %
 1,977   Valero Energy Corp. *                              $   223,520
         Total Energy                                       $ 3,312,397
         Materials - 3.0 %
         Diversified Chemical - 0.6 %
 1,788   Engelhard Corp.                                    $    49,903
 2,469   PPG Industries, Inc.                                   146,140
                                                            $   196,043
         Diversified Metals & Mining - 0.6 %
 1,501   Phelps Dodge Corp. (b)                             $   195,025
         Fertilizers & Agricultural Chemicals - 0.5 %
 2,852   Monsanto Co.                                       $   178,963
         Industrial Gases - 0.7 %
 4,800   Praxair, Inc.                                      $   230,064
         Paper Products - 0.6 %
 6,300   Georgia-Pacific Corp.                              $   214,578
         Total Materials                                    $ 1,014,673
         Capital Goods - 8.6 %
         Aerospace & Defense - 1.9 %
 5,237   Northrop Grumman Corp.                             $   284,631
 6,748   United Technologies Corp.                              349,816
                                                            $   634,447
         Building Products - 1.0 %
 6,870   American Standard Companies, Inc.                  $   319,799
         Construction & Farm Machinery & Heavy Trucks - 1.8 %
 9,880   Deere & Co.                                        $   604,656
         Industrial Conglomerates - 3.5 %
 5,318   3M Co.                                             $   390,128
27,946   Tyco International, Ltd.                               778,296
                                                            $ 1,168,424
         Industrial Machinery - 0.4 %
 3,629   Flowserve Corp. *                                  $   131,914
         Total Capital Goods                                $ 2,859,240
         Commercial Services & Supplies - 0.6 %
         Diversified Commercial Services - 0.6 %
 2,882   The Dun & Bradstreet Corp. *                       $   189,837
         Total Commercial Services & Supplies               $   189,837
         Transportation - 1.7 %
         Railroads - 1.7 %
 4,736   Burlington Northern, Inc.                          $   283,213
 3,950   Canadian National Railway Co.                          280,411
                                                            $   563,624
         Total Transportation                               $   563,624
         Automobiles & Components - 0.4 %
         Auto Parts & Equipment - 0.4 %
 1,020   Johnson Controls, Inc.                             $    63,291
   748   Magna International, Inc.                               55,995
                                                            $   119,286
         Total Automobiles & Components                     $   119,286
         Consumer Durables & Apparel - 1.2 %
         Apparel, Accessories & Luxury Goods - 0.9 %
 7,569   Liz Claiborne, Inc.                                $   297,613
         Footwear - 0.3 %
 1,398   Nike, Inc.                                         $   114,189
         Total Consumer Durables & Apparel                  $   411,802
         Consumer Services - 1.5 %
         Hotels, Resorts & Cruise Lines - 0.8 %
 5,562   Carnival Corp.                                     $   277,989
         Restaurants - 0.7 %
 4,355   Ruby Tuesday, Inc. (b)                             $    94,765
 2,431   Tricon Global Restaurants, Inc                         117,685
                                                            $   212,450
         Total Consumer Services                            $   490,439
         Media - 3.4 %
         Broadcasting & Cable TV - 0.9 %
10,255   Comcast Corp. *                                    $   301,292
         Movies & Entertainment - 1.9 %
12,243   The Walt Disney Co.                                $   295,424
18,750   Time Warner, Inc.                                      339,563
                                                            $   634,987
         Publishing - 0.6 %
 1,149   Gannett Co.                                        $    79,086
 2,835   McGraw-Hill Co., Inc.                                  136,193
                                                            $   215,279
         Total Media                                        $ 1,151,558
         Retailing - 3.2 %
         Apparel Retail - 1.0 %
14,012   Ross Stores, Inc.                                  $   332,084
         Department Stores - 1.0 %
 3,345   Federated Department Stores, Inc.                  $   223,680
 1,853   J.C. Penney Co., Inc.                                   87,869
                                                            $   311,549
         General Merchandise Stores - 1.2 %
 7,928   Target Corp.                                       $   411,701
         Total Retailing                                    $ 1,055,334
         Food & Drug Retailing - 2.3 %
         Drug Retail - 1.1 %
12,764   CVS Corp.                                          $   370,284
         Food Distributors - 0.4 %
 3,743   Sysco Corp.                                        $   117,418
         Hypermarkets & Supercenters - 0.8 %
 3,062   BJ'S Wholesale Club, Inc. *                        $    85,124
 4,213   Costco Wholesale Corp.                                 181,538
                                                            $   266,662
         Total Food & Drug Retailing                        $   754,364
         Food, Beverage & Tobacco - 4.9 %
         Soft Drinks - 1.5 %
 9,203   PepsiCo, Inc.                                      $   521,902
         Tobacco - 3.4 %
15,278   Altria Group, Inc.                                 $ 1,126,141
         Total Food, Beverage & Tobacco                     $ 1,648,043
         Household & Personal Products - 0.7 %
         Personal Products - 0.7 %
 9,075   Avon Products, Inc.                                $   245,025
         Total Household & Personal Products                $   245,025
         Health Care Equipment & Services - 4.1 %
         Health Care Equipment - 1.7 %
 5,199   Biomet, Inc.                                       $   180,457
 9,559   Boston Scientific Corp. *                              223,394
 5,541   Thermo Electron Corp *                                 171,217
                                                            $   575,068
         Health Care Facilities - 0.8 %
 5,743   HCA, Inc.                                          $   275,205
         Health Care Services - 0.6 %
 3,729   Quest Diagnostics, Inc.                            $   188,464
         Health Care Supplies - 0.4 %
 1,862   Cooper Companies, Inc                              $   142,648
         Managed Health Care - 0.6 %
 2,133   Coventry Health Care, Inc *                        $   183,481
         Total Health Care Equipment & Services             $ 1,364,866
         Pharmaceuticals & Biotechnology - 8.0 %
         Biotechnology - 2.1 %
 5,234   Amgen, Inc. *                                      $   416,993
13,354   Cubist Pharmaceuticals, Inc. *                         287,645
                                                            $   704,638
         Pharmaceuticals - 5.9 %
    21   AstraZeneca Plc (A.D.R.)                           $       989
 4,962   AstraZeneca Plc                                        230,399
10,506   Bristol-Myers Squibb Co.                               252,774
15,501   IVAX Corp. *                                           408,606
22,688   Merck & Co., Inc.                                      617,340
21,038   Schering-Plough Corp.                                  442,850
                                                            $ 1,952,958
         Total Pharmaceuticals & Biotechnology              $ 2,657,596
         Banks - 6.6 %
         Diversified Banks - 4.7 %
17,808   Bank of America Corp.                              $   749,717
 6,455   U.S. Bancorp                                           181,256
13,427   Wachovia Corp.                                         638,991
                                                            $ 1,569,964
         Thrifts & Mortgage Finance - 1.9 %
 4,262   Freddie Mac                                        $   240,633
23,999   Hudson City Bancorp, Inc.                              285,588
 4,731   Sovereign Bancorp, Inc. (b)                            104,271
                                                            $   630,492
         Total Banks                                        $ 2,200,456
         Diversified Financials - 7.6 %
         Asset Management & Custody Banks - 0.5 %
 5,040   Federated Investors, Inc.                          $   167,479
         Investment Banking & Brokerage - 4.4 %
 6,730   Goldman Sachs Group, Inc.                          $   818,233
10,705   Merrill Lynch & Co., Inc.                              656,752
                                                            $ 1,474,985
         Diversified Financial Services - 2.7 %
19,581   Citigroup, Inc.                                    $   891,327
         Total Diversified Financials                       $ 2,533,791
         Insurance - 5.3 %
         Insurance Brokers - 0.4 %
 3,210   Willis Group Holdings, Ltd.                        $   120,536
         Life & Health Insurance - 0.8 %
 2,962   Aetna, Inc. *                                      $   255,147
         Multi-Line Insurance - 3.5 %
12,878   American International Group, Inc.                 $   797,921
 3,643   Genworth Financial, Inc. *                             117,450
 3,551   Hartford Financial Services Group, Inc. (b)            274,031
                                                            $ 1,189,402
         Property & Casualty Insurance - 0.6 %
 2,213   ACE, Ltd.                                          $   104,166
    17   Berkshire Hathaway, Inc. (Class B) *                    46,427
   110   White Mountains Insurance Group, Ltd.                   66,440
                                                            $   217,033
         Total Insurance                                    $ 1,782,118
         Real Estate - 0.3 %
         Real Estate Investment Trusts - 0.3 %
 4,681   BioMed Property Trust, Inc.                        $   116,089
         Total Real Estate                                  $   116,089
         Software & Services - 4.9 %
         IT Consulting & Other Services - 0.6 %
 7,840   Accenture, Ltd. *                                  $   199,606
         Systems Software - 4.3 %
36,166   Microsoft Corp.                                    $   930,551
12,642   Macrovision Corp. *                                    241,462
11,913   Symantec Corp. *                                       269,949
                                                            $ 1,441,962
         Total Software & Services                          $ 1,641,568
         Technology Hardware & Equipment - 6.9 %
         Communications Equipment - 2.6 %
33,921   Avaya, Inc. *                                      $   349,386
11,861   Qualcomm, Inc.                                         530,780
                                                            $   880,166
         Computer Hardware - 3.8 %
21,811   Dell, Inc. *                                       $   745,936
17,534   Hewlett-Packard Co.                                    511,993
                                                            $ 1,257,929
         Computer Storage & Peripherals - 0.5 %
 3,464   Sandisk Corp. *                                    $   167,138
         Total Technology Hardware & Equipment              $ 2,305,233
         Semiconductors - 3.3 %
         Semiconductor Equipment - 0.5 %
 9,656   Applied Materials, Inc.                            $   163,766
         Semiconductors - 2.8 %
27,456   Intel Corp.                                        $   676,790
 7,301   Texas Instruments, Inc.                                247,504
                                                            $   924,294
         Total Semiconductors                               $ 1,088,060
         Telecommunication Services - 3.0 %
         Integrated Telecommunication Services - 1.0 %
11,837   BellSouth Corp.                                    $   311,313
         Wireless Telecommunication Services - 2.0 %
26,137   Vodafone Group Plc (A.D.R.)                        $   678,778
         Total Telecommunication Services                   $   990,091
         Utilities - 3.5 %
         Electric Utilities - 1.8 %
 8,805   Allegheny Energy, Inc. *                           $   270,490
 6,856   Edison Intl.                                           324,152
                                                            $   594,642
         Independent Power Producer & Energy Traders - 1.7 %
 7,216   NRG Energy, Inc. *                                 $   307,402
 2,518   TXU Corp.                                              284,226
                                                            $   591,628
         Total Utilities                                    $ 1,186,270
         TOTAL COMMON STOCKS
         (Cost   $30,294,878)                               $31,681,760

Shares
         TEMPORARY CASH INVESTMENT - 2.9%
         Security Lending Collateral - 2.9%
973,974  Security Lending Investment Fund, 3.63%            $   973,974
         TOTAL COMMON STOCKS
         (Cost   $973,974)                                  $   973,974

         TOTAL INVESTMENT IN SECURITIES - 97.7%
         (Cost   $31,268,852)                               $32,655,734

         OTHER ASSETS AND LIABILITIES - 2.3%                $  769,605

         TOTAL NET ASSETS - 100.0%                          $33,425,339

*        Non-income producing security

(A.D.R.) American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $31,268,852 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $2,479,181

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (1,092,299)

         Net unrealized gain                                $1,386,882

(b)      At September 30, 2005, the following securities were out on loan:

Shares                        Security                       Market Value

 5,240   Cott Corp.  +                                           92,748
 1,719   Hartford Financial Services Group, Inc.                132,655
 1,331   Nucor Corp. +                                           78,516
   770   Phelps Dodge Corp.                                     100,046
 3,312   Ruby Tuesday, Inc.                                      69,893
 4,302   Sovereign Bancorp, Inc.                                 94,816
 5,531   Weatherford Intl, Inc. *                               379,759
         Total                                                $        948,433

    +    Pending sale at 9/30/05




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.